Finance Lease Liabilities (Tables)	6 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Maturity Finance Lease Liabilities	The maturities of the Company’s finance lease liabilities are as follows:
US$
Year ending March 31,
2022	$148,983
2023	110,499
Total	$259,482